Notes Receivable (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Receivable Details Narrative
Advance to borrower		$ 110,000	$ 130,000
Interest rate			4.00%
Additional Principal Lend		92,500
Principal Sum		222,500
Loan outstanding	182,620	182,620
Accrued interest	$ 3,387	$ 1,121